Presentation and Preparation of the Consolidated Financial Statements and Material Accounting Policies - Summary of Warrants Granted (Details) - Warrants [member]	12 Months Ended
	Dec. 31, 2023 shares $ / shares	Dec. 31, 2022 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Average exercise price per share warrant At the beginning of period | $ / shares	$ 0.57	$ 0.57
Average exercise price per share warrant exercised during the period | $ / shares	0.57	0
Average exercise price per share warrant at the end of period | $ / shares	0.57	0.57
Average exercise price per share warrant vested and exercisable at the end of period | $ / shares	$ 0.57	$ 0.57
Number of warrants at the beginning of period | shares	15,213,587	15,213,587
Number of warrants exercised during the period | shares	(6,541,087)	0
Number of warrants at the end of period | shares	8,672,500	15,213,587
Number of warrants, Vested and exercisable | shares	8,672,500	15,213,587